FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Future consideration payable to sellers	$ 86.4
Recurring | LEVEL 1
Assets:
Investments held in rabbi trusts	4.3	2.2
Recurring | LEVEL 2
Assets:
Foreign currency forward contracts	20.2	6.5
Liabilities:
Foreign currency forward contracts	14.2	9.9
Recurring | LEVEL 3
Liabilities:
Contingent consideration obligation	16.4	27.3
Future consideration payable to sellers	86.4
Carrying Amount | Recurring
Assets:
Investments held in rabbi trusts	4.3	2.2
Foreign currency forward contracts	20.2	6.5
Liabilities:
Foreign currency forward contracts	14.2	9.9
Contingent consideration obligation	16.4	27.3
Future consideration payable to sellers	$ 86.4